COMMON SHARES	12 Months Ended
Dec. 31, 2011
COMMON SHARES
COMMON SHARES

14.                               COMMON SHARES

There were 84,894,888 common shares issued and outstanding as of December 31, 2010 after the issuance of 8,476,013 common shares as part of the consideration for the DMG Acquisition (see Note 3), the issuance of 4,006,474 common shares to certain existing shareholders and employees at the price of $3.22 per share, and the issuance of 271,717 common shares as a result of the exercise of 202,800 shares options and issuance of 68,917 restricted shares during the year ended December 31, 2010 (see Note 16).  Among the 8,476,013 common shares issued in connection with the DMG Acquisition, 7,628,412 common shares have been released to the selling shareholders of DMG in 2010, while the remaining 847,601 common shares have not been released to the selling shareholders of DMG as of December 31, 2010 and 2011.

There were 101,313,015 common shares issued and outstanding as of December 31, 2011 after the issuance of 17,375,479 common shares to Focus Media Holding Limited, JJ Media Investment Holding Limited and an existing shareholder of the Company at the price of $3.97 per share in January 2011, the repurchase of 1,062,450 common shares at an average price of $1.77 per share by the Company pursuant to a share repurchase program during the year ended December 31, 2011, and the issuance of 105,304 common shares as a result of the exercise of 88,334 share options and issuance of 16,764 restricted shares (see Note 16).